Long-term bank loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total	$ 590,573,895	$ 819,296,631
Less: current portion of long-term bank loans	(443,970,822)	(325,219,756)
Total long-term bank loans	146,603,073	494,076,875
Real estate properties under development	2,446,216,486	2,368,747,467	$ 3,449,829,092
Real estate properties held for lease	373,467,867	440,300,371	$ 483,108,207
Real estate properties development completed	830,840,167	500,875,235
Property and equipment, net	28,831,111	35,525,933
Restricted cash	269,285,004	220,596,486
Collateral Pledged [Member]
Debt Instrument [Line Items]
Land use rights	424,482,379	333,926,609
Real estate properties held for lease	$ 137,103,470	$ 174,811,201
Long Term Bank Loan [Member]
Debt Instrument [Line Items]
weighted average interest rate	7.46%	7.24%
Long Term Bank Loan [Member] | Collateral Pledged [Member]
Debt Instrument [Line Items]
Real estate properties under development	$ 176,282,157	$ 283,626,547
Land use rights	243,629,315	270,020,262
Real estate properties held for lease	119,586,312	135,459,260
Real estate properties development completed	9,148,641	9,993,667
Restricted cash	41,877,755
Long Term Bank Loan [Member] | Collateral Pledged [Member] | RMB
Debt Instrument [Line Items]
Long term bank loan	$ 590,573,895
Long Term Bank Loan [Member] | Collateral Pledged [Member] | US Dollar
Debt Instrument [Line Items]
Long term bank loan		38,472,000
Minimum [Member] | Long Term Bank Loan [Member]
Debt Instrument [Line Items]
Debt Instrument Prime Rate Range	100.00%
Maximum [Member] | Long Term Bank Loan [Member]
Debt Instrument [Line Items]
Debt Instrument Prime Rate Range	211.00%
Due December 22, 2023, at 4.75% per annum
Debt Instrument [Line Items]
Total	$ 5,921,257
Loan from ICBC [Member]
Debt Instrument [Line Items]
Total	$ 23,760,042	26,371,879
Loan from ICBC [Member] | Loan from ICBC, Due December 22, 2021, at 9.80% per annum [Member]
Debt Instrument [Line Items]
Total		260,364
Loan from ICBC [Member] | Loan from ICBC, Due July 23, 2022, at 4.75% per annum [Member]
Debt Instrument [Line Items]
Total		13,068,369
Maturity date	Jul. 23, 2022
Stated rate	4.75%
Loan from ICBC [Member] | Loan from ICBC, Due April 13, 2022, at 9.80% per annum [Member]
Debt Instrument [Line Items]
Total		6,507,393
Maturity date	Apr. 13, 2022
Stated rate	9.80%
Loan from ICBC [Member] | Loan from ICBC, Due April 13, 2022, at 9.80% per annum One [Member]
Debt Instrument [Line Items]
Total		6,535,753
Maturity date	Apr. 13, 2022
Stated rate	9.80%
Loan from ICBC [Member] | Loan from ICBC, Due April 13, 2022, at 9.80% per annum Two [Member]
Debt Instrument [Line Items]
Total	$ 11,927,462
Maturity date	Apr. 13, 2022
Stated rate	9.80%
Loan from ICBC [Member] | Due December 22, 2023, at 4.75% per annum
Debt Instrument [Line Items]
Maturity date	Dec. 22, 2023
Stated rate	4.75%
Loan from ICBC [Member] | Due December 22, 2023, at 4.75% per annum
Debt Instrument [Line Items]
Maturity date	Dec. 22, 2023
Stated rate	4.75%
Loan from ICBC [Member] | Due December 22, 2023, at 4.75% per annum
Debt Instrument [Line Items]
Total	$ 5,911,323
Maturity date	Dec. 22, 2023
Stated rate	4.75%
Loan from Bank of China [Member]
Debt Instrument [Line Items]
Total	$ 20,805,215	24,609,063
Loan from Bank of China [Member] | Loan from Bank of China, Due October 31, 2022 at 4.75% per annum [Member]
Debt Instrument [Line Items]
Total	$ 6,446,889	7,826,592
Maturity date	Oct. 31, 2022
Stated rate	4.75%
Loan from Bank of China [Member] | Loan From Bank Of China Due March 19, 2022 At 5.225% per Annum [Member]
Debt Instrument [Line Items]
Total	$ 14,358,326	16,782,471
Maturity date	Mar. 19, 2022
Stated rate	5.225%
Loan from Ping An Bank Co., Ltd [Member]
Debt Instrument [Line Items]
Total	$ 18,522,241	20,766,347
Loan from Ping An Bank Co., Ltd [Member] | Loan from Ping An Bank Co., Ltd. Due April 22, 2021, at 6.8875% per annum [Member]
Debt Instrument [Line Items]
Total	$ 18,522,241	20,766,347
Loan from Ping An Bank Co., Ltd [Member] | Loan from Ping An Bank Co., Ltd.Due March 18, 2022, at 6.5075% per annum [Member]
Debt Instrument [Line Items]
Maturity date	Mar. 18, 2022
Stated rate	6.5075%
Loan from Bank of Minsheng [Member]
Debt Instrument [Line Items]
Total	$ 267,914,884	321,721,537
Loan from Bank of Minsheng [Member] | Loan from Bank of Minsheng Due May 30, 2031, at 8.5% per annum [Member]
Debt Instrument [Line Items]
Total	$ 49,249,060	57,954,421
Maturity date	May 30, 2031
Stated rate	8.50%
Loan from Bank of Minsheng [Member] | Loan from Bank of Minsheng Due March 16 2023 at 7.6% per annum [Member]
Debt Instrument [Line Items]
Total	$ 186,902,335	204,165,817
Maturity date	Mar. 16, 2023
Stated rate	7.60%
Loan from Bank of Minsheng [Member] | Loan from Bank of Minsheng Due January 14, 2024 at 6.65% per annum [Member]
Debt Instrument [Line Items]
Total	$ 31,763,490	59,601,299
Maturity date	Jan. 14, 2024
Stated rate	6.65%
Loan from Bank of Hengfeng [Member] | Loan from Bank of Hengfeng, Due August 23, 2023 at 8.25% per annum [Member]
Debt Instrument [Line Items]
Total		93,009,396
Maturity date	Aug. 23, 2023
Stated rate	8.25%
Loan from Bank of Zhengzhou Co., Ltd [Member]
Debt Instrument [Line Items]
Total	$ 159,233,840	173,941,685
Loan from Bank of Zhengzhou Co., Ltd [Member] | Loan from Bank of Zhengzhou Co., Ltd, Due March 26, 2022, at 7.000075% per annum [Member]
Debt Instrument [Line Items]
Total	$ 51,546,392	56,307,543
Maturity date	Mar. 26, 2022
Stated rate	7.00008%
Loan from Bank of Zhengzhou Co., Ltd [Member] | Loan from Bank of Zhengzhou Co., Ltd, Due August 11, 2023 at 6.5% per annum [Member]
Debt Instrument [Line Items]
Total	$ 107,687,448	117,634,142
Maturity date	Aug. 11, 2023
Stated rate	6.50%
Loan from Bank of Huaxia Co., Ltd [Member] | Loan from Xiamen International Bank Co., Ltd Due February 20, 2023, at 10.00% Per Annum [Member]
Debt Instrument [Line Items]
Stated rate	10.00%
Loan from Xiamen International Bank Co., Ltd [Member]
Debt Instrument [Line Items]
Total	$ 10,337,995	13,645,560
Loan from Xiamen International Bank Co., Ltd [Member] | Loan from Xiamen International Bank Co., Ltd Due February 20, 2023, at 10.00% Per Annum [Member]
Debt Instrument [Line Items]
Total	$ 7,179,163	9,410,731
Maturity date	Feb. 20, 2023
Loan from Xiamen International Bank Co., Ltd [Member] | Loan from Xiamen International Bank Co., Ltd Due April 30, 2023, at 6.80% Per Annum [Member]
Debt Instrument [Line Items]
Total	$ 3,158,832	4,234,829
Maturity date	Apr. 30, 2023
Stated rate	6.80%
Loan from Bank of Guangzhou Co., Ltd [Member] | Loan from Bank of Guangzhou Co., Ltd Due September 3, 2024, at 7.30% per annum [Member]
Debt Instrument [Line Items]
Total	$ 89,999,679	106,759,164
Maturity date	Sep. 03, 2024
Stated rate	7.30%
Loan from Luso International Banking Ltd [Member]
Debt Instrument [Line Items]
Total		38,472,000
Loan from Luso International Banking Ltd [Member] | Loan from Luso International Banking Ltd Due March 12, 2023, at 3.50% per annum [Member]
Debt Instrument [Line Items]
Total		19,236,000
Maturity date	Mar. 12, 2023
Stated rate	3.50%
Loan from Luso International Banking Ltd [Member] | Loan from Luso International Banking Ltd Due March 29, 2023, at 3.50% per annum [Member]
Debt Instrument [Line Items]
Total		1,859,480
Maturity date	Mar. 29, 2023
Stated rate	3.50%
Loan from Luso International Banking Ltd [Member] | Loan from Luso International Banking Ltd Due April 12, 2023, at 3.50% per annum [Member]
Debt Instrument [Line Items]
Total		$ 17,376,520
Maturity date	Apr. 12, 2023
Stated rate	3.50%